Interest rate benchmark reform (Tables)	12 Months Ended
Dec. 31, 2023
Interest Rate Benchmark Reform [Abstract]
Disclosure of financial instruments impacted by IBOR reform

	Financial instruments yet to transition to alternative benchmarks, by main benchmark
	USD Libor	GBP Libor[3]	JPY Libor	CDOR	TIIE	Others[1]
At 31 Dec 2023	$m	$m	$m	$m	$m	$m
Non-derivative financial assets[2]	2,644	45	—	2,132	3,961	1,941
Non-derivative financial liabilities	905	2,054	558	181	1,323	9
Derivative notional contract amount	12,013	—	—	134,636	32,836	11,821

At 31 Dec 2022
Non-derivative financial assets[2]	54,348	304	—	1,695	3,635	4,144
Non-derivative financial liabilities	25,564	1,804	1,179	176	—	—
Derivative notional contract amount	2,348,412	68	—	119,832	17,698	56,759
1Comprises financial instruments referencing other significant benchmark rates yet to transition to alternative benchmarks (euro Libor, SOR, THBFIX,
MIFOR, Sibor and Johannesburg interbank average rate (‘JIBAR’)). An announcement was made by the South African regulator during the first half of
2023 on the cessation of the JIBAR. Therefore, JIBAR is also included in ‘Others‘ during the current period.
2Gross carrying amount excluding allowances for expected credit losses.
3 Non-derivative assets exposure relates to contracts for clients requiring additional time for loan restructuring or repayment. The limited number of remaining contracts are expected to be transitioned prior to cessation of ‘synthetic’ GBP Libor from 31 March 2024. Non-derivative financial liabilities relate to MREL instruments that include references to GBP Libor in their contractual terms but are currently using a fixed interest rate. HSBC remains committed to seeking to remediate and/or mitigate the risks associated with these contracts by the relevant interest rate calculation dates.